Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 25, 2012 installment
Lease liabilities [abstract]
Non-current	$ 53,472	$ 69,713
Current	12,999	12,920
Total	66,471	82,633
Finance Leases [Abstract]
Minimum finance lease payments payable	74,918	95,964
Future finance charge on finance lease	8,447	13,331
Minimum finance lease payments payable, at present value	66,471	82,633
Operating Leases [Abstract]
Minimum Operating Lease Payments	31,263	42,729
Hydroelectrical installations (including power lines and concessions)
Lease liabilities [abstract]
Non-current	52,428	68,088
Current	12,577	12,551
Total	65,005	80,639
Number of loan installments | installment			120
Hydroelectrical installations (including power lines and concessions) | EURIBOR
Lease liabilities [abstract]
Applicable margin (as a percent)			3.50%
Other finance leases
Lease liabilities [abstract]
Non-current	1,044	1,625
Current	422	369
Total	1,466	1,994
Not later than one year
Finance Leases [Abstract]
Minimum finance lease payments payable	13,362	13,281
Minimum finance lease payments payable, at present value	12,999	12,920
Operating Leases [Abstract]
Minimum Operating Lease Payments	9,684	12,105
Later than one year and not later than two years
Lease liabilities [abstract]
Non-current	13,817
Later than one year and not later than two years | Hydroelectrical installations (including power lines and concessions)
Lease liabilities [abstract]
Non-current	13,199
Later than one year and not later than two years | Other finance leases
Lease liabilities [abstract]
Non-current	618
Between one and five years
Finance Leases [Abstract]
Minimum finance lease payments payable	61,556	82,683
Minimum finance lease payments payable, at present value	53,472	69,713
Operating Leases [Abstract]
Minimum Operating Lease Payments	20,847	27,277
Later than two years and not later than three years
Lease liabilities [abstract]
Non-current	14,275
Later than two years and not later than three years | Hydroelectrical installations (including power lines and concessions)
Lease liabilities [abstract]
Non-current	13,849
Later than two years and not later than three years | Other finance leases
Lease liabilities [abstract]
Non-current	426
Later than three years and not later than four years
Lease liabilities [abstract]
Non-current	25,380
Later than three years and not later than four years | Hydroelectrical installations (including power lines and concessions)
Lease liabilities [abstract]
Non-current	25,380
Later than five years [member]
Operating Leases [Abstract]
Minimum Operating Lease Payments	$ 732	$ 3,347